RECLAMATION (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclamation
Reclamation bonds	$ 107	$ 714	$ 108	$ 108